Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Amortization Of Intangible Assets Estimated Economic Lives

flows. The identified intangible assets acquired as part of the Management Internalization (see Note 10) are being amortized over the following estimated economic lives:

Amortizable Life
Trademark	4.7 years
Database	7 years